Intangible Assets and Goodwill (Details) - Schedule of Carrying Amount of Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Balance Beginning	$ 19,452,270	$ 19,452,270
Balance Ending	9,808,335	19,452,270
Goodwill from the acquisition of ICU Eyewear	757,283
Impairments	$ (10,401,218)